UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Asset Strategy Fund
March 31, 2005
BULLION - 6.61%	Troy Ounces	Value

Gold	107,734	$46,158,591
(Cost: $39,831,454)

COMMON STOCKS	Shares

Aircraft - 2.17%
BAE SYSTEMS plc (A)	711,300	3,486,022
Boeing Company (The)	92,200	5,390,012
United Technologies Corporation	62,000	6,302,920
		15,178,954
Aluminum - 0.91%
Aluminum Corporation of China Limited, H Shares (A)	11,050,000	6,375,409

Banks - 0.44%
Citigroup Inc.	68,100	3,060,414

Beverages - 0.80%
Molson Coors Brewing Company, Class B (A)	72,270	5,562,126

Business Equipment and Services - 2.56%
Headwaters Incorporated*	274,500	9,015,953
Jacobs Engineering Group Inc.*	78,000	4,049,760
Mitsubishi Corporation (A)	319,100	4,133,836
Pacific Basin Shipping Limited (A)	1,484,000	708,751
		17,908,300
Capital Equipment - 2.86%
Caterpillar Inc.	127,600	11,667,744
Chicago Bridge & Iron Company N.V., NY Shares	60,048	2,643,913
Deere & Company	84,170	5,650,332
		19,961,989
Chemicals - Petroleum and Inorganic - 0.49%
LG Chem, Ltd. (A)	85,520	3,452,802

Coal - 1.72%
Foundation Coal Holdings, Inc.	69,700	1,638,647
Peabody Energy Corporation	224,000	10,384,640
		12,023,287
Communications Equipment - 0.71%
Cisco Systems, Inc.*	276,700	4,957,080

Computers - Micro - 0.44%
Dell Inc.*	79,100	3,039,417

Construction Materials - 2.11%
Cemex, S.A. de C.V., ADR	407,223	14,761,834

Electronic Components - 2.26%
Samsung Electronics Co., Ltd. (A)	31,935	15,786,677

Electronic Instruments - 0.63%
Nihon Densan Kabushiki Kaisha (A)	35,200	4,382,764

Finance Companies - 2.50%
Rio Tinto plc (A)	541,400	17,494,770

Food and Related - 4.45%
Archer Daniels Midland Company	633,400	15,568,972
Bunge Limited	225,927	12,172,947
J.M. Smucker Company (The)	67,100	3,375,130
		31,117,049
Forest and Paper Products - 2.58%
Aracruz Celulose S.A., ADR	121,600	4,353,280
International Paper Company	184,800	6,798,792
Weyerhaeuser Company	100,000	6,850,000
		18,002,072
Gold and Precious Metals - 4.85%
Agnico-Eagle Mines Limited	366,500	5,332,575
Barrick Gold Corporation	821,300	19,678,348
Yanzhou Coal Mining Company Limited, Class H (A)*	6,542,000	8,890,980
		33,901,903
Health Care - Drugs - 0.28%
Gilead Sciences, Inc.*	55,200	1,975,884

Health Care - General - 0.23%
Schein (Henry), Inc.*	45,000	1,610,100

Household - General Products - 0.47%
Colgate-Palmolive Company	62,600	3,265,842

Mining - 12.15%
Alumina Limited (A)	1,307,845	5,953,038
BHP Billiton Plc (A)	1,260,400	17,406,043
Cameco Corporation (A)	49,500	2,191,862
Freeport-McMoRan Copper & Gold Inc., Class B	481,859	19,086,435
Inco Limited*	265,900	10,582,820
Newmont Mining Corporation	479,200	20,246,200
Noranda Inc. (A)	382,000	7,675,996
Phelps Dodge Corporation	16,900	1,719,237
		84,861,631
Motor Vehicles - 2.79%
Toyota Motor Corporation (A)	522,700	19,451,343

Multiple Industry - 9.82%
Alpha Natural Resources, Inc.*	260,561	7,470,284
Bucyrus International, Inc., Class A	112,700	4,402,062
Companhia Vale do Rio Doce, ADR	706,700	22,338,787
General Electric Company	420,900	15,177,654
Gerdau Ameristeel Corporation	634,870	3,840,964
Hutchison Whampoa Limited, Ordinary Shares (A)	1,386,000	11,772,870
Smiths Group plc (A)	225,100	3,619,930
		68,622,551
Non-Residential Construction - 2.39%
Fluor Corporation	93,033	5,156,819
Hyundai Heavy Industries Co., Ltd. (A)	230,275	11,542,095
		16,698,914
Petroleum - International - 7.46%
Anadarko Petroleum Corporation	185,400	14,108,940
BP p.l.c., ADR	148,400	9,260,160
Burlington Resources Inc.	192,800	9,653,496
Exxon Mobil Corporation	320,800	19,119,680
		52,142,276
Petroleum - Services - 4.04%
Baker Hughes Incorporated	145,600	6,477,744
Schlumberger Limited	187,600	13,222,048
Transocean Inc.*	165,200	8,501,192
		28,200,984
Railroad - 0.74%
Norfolk Southern Corporation	139,100	5,153,655

Real Estate Investment Trust - 2.53%
Keppel Land Limited (A)	2,345,000	3,267,006
Mitsubishi Estate Co., Ltd. (A)	562,000	6,530,983
Mitsui Fudosan Co., Ltd. (A)	672,000	7,890,767
		17,688,756
Restaurants - 0.65%
Panera Bread Company, Class A*	79,753	4,508,038

Retail - Food Stores - 1.39%
CVS Corporation	106,600	5,609,292
Walgreen Co.	92,455	4,106,851
		9,716,143
Security and Commodity Brokers - 1.49%
Chicago Mercantile Exchange Holdings Inc.	36,336	7,050,274
Franklin Resources, Inc.	48,800	3,350,120
		10,400,394
Utilities - Electric - 0.52%
Veolia Environment (A)	101,350	3,596,221

Utilities - Telephone - 0.48%
China Mobile (Hong Kong) Limited (A)	1,029,500	3,365,889

TOTAL COMMON STOCKS - 79.91%		$558,225,468

(Cost: $453,984,953)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.08%
Raytheon Company
6.5%, 7-15-05	$540	544,437

Banks - 0.08%
Norwest Financial, Inc.
7.6%, 5-3-05	537	538,897

Capital Equipment - 0.37%
Hyundai Motor Company
5.3%, 12-19-08 (B)	2,600	2,606,451

Computers - Peripherals - 0.19%
ASG Consolidated LLC and ASG Finance, Inc.
0.0%, 11-1-11 (B)(C)	1,950	1,365,000

Construction Materials - 0.83%
Hanson Overseas B.V.
6.75%, 9-15-05	3,100	3,143,515
Interface, Inc.
7.3%, 4-1-08	1,320	1,287,000
Interface, Inc.
9.5%, 2-1-14	1,280	1,347,200
		5,777,715
Finance Companies - 0.63%
ALROSA Finance S.A.
8.125%, 5-6-08	2,000	2,064,000
Toyota Motor Credit Corporation
4.47%, 1-18-15	2,400	2,338,272
		4,402,272
Food and Related - 0.51%
Sara Lee Corporation
6.45%, 9-26-05	3,500	3,542,091

Mining - 0.54%
Vedanta Resources plc
6.625%, 2-22-10 (B)	3,900	3,767,439

Multiple Industry - 0.49%
National Rural Utilities Cooperative Finance Corporation
3.0%, 2-15-06	2,000	1,987,818
Sino-Forest Corporation
9.125%, 8-17-11 (B)	1,325	1,406,156
		3,393,974
Publishing - 0.11%
Pearson Inc.
7.375%, 9-15-06 (B)	750	784,631

Retail - Specialty Stores - 0.07%
Lowe's Companies, Inc.
7.5%, 12-15-05	500	512,970

Security and Commodity Brokers - 0.17%
SLM Corporation
4.0%, 7-25-14	1,200	1,176,624

Utilities - Electric - 1.04%
Dominion Resources, Inc.
7.625%, 7-15-05	2,000	2,024,244
Scana Corporation
3.24438%, 11-15-06	5,250	5,253,712
		7,277,956

Utilities - Gas and Pipeline - 0.16%
Wisconsin Gas Company
6.375%, 11-1-05	1,135	1,152,419

Utilities - Telephone - 0.57%
Open Joint Stock Company ''Vimpel-Communications''
10.0%, 6-16-09 (B)	2,300	2,443,750
Verizon Global Funding Corp. and Verizon Communications Inc.
6.75%, 12-1-05	1,500	1,529,391
		3,973,141

TOTAL CORPORATE DEBT SECURITIES - 5.84%		$40,816,017

(Cost: $40,812,658)

OTHER GOVERNMENT SECURITIES

Japan - 2.48%
Japanese Government 15 Year Floating Rate Bond
0.64%, 1-20-18 (D)	JPY 1,800,000	17,316,732

South Korea - 0.32%
Korea Development Bank (The)
3.03%, 10-29-06	$2,300	2,280,059

TOTAL OTHER GOVERNMENT SECURITIES - 2.80%		$19,596,791

(Cost: $19,019,517)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.29%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 2-15-20	5,643	509,155
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 7-15-21	2,819	361,295
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 6-15-22	6,760	477,710
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 7-15-22	23,622	1,818,528
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 1-15-23	4,674	377,403
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 4-15-23	1,765	215,601
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.5%, 11-15-23	8,801	1,227,842
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 9-15-24	6,051	698,326
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.5%, 9-15-24	3,538	377,512
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.5%, 4-15-25	711	108,657
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 9-15-25	7,705	961,146
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)
5.0%, 8-15-30	4,179	590,047
Federal National Mortgage Association Agency REMIC/CMO (Interest Only)
5.5%, 11-25-25	8,331	853,638
Government National Mortgage Association Agency REMIC/CMO (Interest Only)
5.0%, 7-20-33	1,675	410,715
		8,987,575

Treasury Obligation - 0.71%
United States Treasury Note
1.125%, 6-30-05	5,000	4,980,470

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.00%		$13,968,045

(Cost: $13,781,897)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.24%)	Face Amount in Thousands

Australian Dollar, 5-19-05 (D)	AUD 17,500	(1,934,197)
Australian Dollar, 5-19-05 (D)	17,500	263,987
		($1,670,210)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.72%
Alcoa Incorporated
2.82%, 4-4-05	$5,000	4,998,825

Finance Companies - 1.79%
BP Capital Markets p.l.c.
2.85%, 4-1-05	9,491	9,491,000
Ciesco, LLC
2.76%, 4-4-05	3,000	2,999,310
		12,490,310
Utilities - Telephone - 0.57%
SBC Communications Inc.
2.68%, 4-5-05	4,000	3,998,809

TOTAL SHORT-TERM SECURITIES - 3.08%		$21,487,944

(Cost: $21,487,944)

TOTAL INVESTMENT SECURITIES - 100.00%		$698,582,646

(Cost: $588,918,423)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $12,373,427 or 1.77% of total investments.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, JPY - Japanese Yen).

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005